                         SUPPLEMENT DATED MAY 10, 2005

                                      TO

                        PROSPECTUSES DATED MAY 1, 2005

                               -----------------

   This Supplement is intended to be distributed with certain prospectuses dated May 1, 2005 for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Executive Variable Life", "Medallion Executive Variable Life II", "Medallion Executive Variable Life III", "Majestic Variable Universal Life", "Majestic Variable Universal Life 98", "Variable Master Plan Plus", "Majestic Variable COLI", "Variable Estate Protection", "Majestic Variable Estate Protection", "Majestic Variable Estate Protection 98", "Variable Estate Protection Plus", "Variable Estate Protection Edge", "Performance Survivorship Variable Universal Life", "Performance Executive Variable Life", "Medallion Variable Universal Life Plus", "Medallion Variable Universal Life Edge", or "Medallion Variable Universal Life Edge II". We refer to these prospectuses as the "Product Prospectuses."

                               -----------------

                       AMENDMENT TO PRODUCT PROSPECTUSES

   In the last table in the "FEE TABLES" section of each Product Prospectus, the entries for the 500 Index B portfolio and the Lifestyle Aggressive 1000 portfolio are amended to read as follows:

---------------------------------------------------------------------------------
                             Management  Service                       Total
         Portfolio              Fees    12b-1 Fees Other Expenses Annual Expenses
---------------------------------------------------------------------------------
500 Index B/G/                  0.47%      N/A          0.03%          0.50%
---------------------------------------------------------------------------------
Lifestyle Aggressive 1000/B/    0.05%      N/A          1.02%          1.07%
---------------------------------------------------------------------------------


                                                       JHLICO/JHVLICO Prod Supp